Statements of Stockholders' Deficit (USD $)	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit During Development Stage [Member]	Total
Balance at Mar. 08, 2004						$ 0
Balance, shares at Mar. 08, 2004
Capital contribution				35,000		35,000
Net loss					(32,327)	(32,327)
Balance at Dec. 31, 2004				35,000	(32,327)	2,673
Capital contribution				(18,000)		(18,000)
Issuance of common stock			513	34,012		34,525
Issuance of common stock, shares			5,125,500
Net loss					(50,762)	(50,762)
Balance at Dec. 31, 2005			513	51,012	(83,089)	(31,564)
Balance, shares at Dec. 31, 2005			5,125,500
Issuance of common stock			47	(47)		0
Issuance of common stock, shares			473,161
Sale and issuance of preferred stock for cash	8			149,993		150,001
Sale and issuance of preferred stock for cash, shares	83,987
Issuance of Series A Preferred Stock in conjunction with the conversion of notes payable in July 2006	41			731,062		731,103
Issuance of Series A Preferred Stock in conjunction with the conversion of notes payable in July 2006, shares	409,352
Issuance of warrants in connection with Bridge Notes				10,356		10,356
Net loss					(476,474)	(476,474)
Balance at Dec. 31, 2006	49		560	942,376	(559,563)	383,422
Balance, shares at Dec. 31, 2006	493,339		5,598,661
Sale and issuance of preferred stock for cash		15		653,467		653,482
Sale and issuance of preferred stock for cash, shares		147,846
Repurchase common stock			(50)	(34,650)		(34,700)
Repurchase common stock, shares			(500,000)
Net loss					(1,218,678)	(1,218,678)
Balance at Dec. 31, 2007	49	15	510	1,561,193	(1,778,241)	(216,474)
Balance, shares at Dec. 31, 2007	493,339	147,846	5,098,661
Net loss					(1,001,573)	(1,001,573)
Balance at Dec. 31, 2008	49	15	510	1,561,193	(2,779,814)	(1,218,047)
Balance, shares at Dec. 31, 2008	493,339	147,846	5,098,661
Issuance of warrants in connection with March 2009 note				47,970		47,970
Net loss					(1,200,579)	(1,200,579)
Balance at Dec. 31, 2009	49	15	510	1,609,163	(3,980,393)	(2,370,656)
Balance, shares at Dec. 31, 2009	493,339	147,846	5,098,661
Issuance of Series B Preferred Stock in conjunction with the conversion of September 2009 Convertible Note in February 2010		519		141,448		141,967
Issuance of Series B Preferred Stock in conjunction with the conversion of September 2009 Convertible Note in February 2010, shares		5,188,253
Issuance of warrants in connection with Bridge Notes				103,327		103,327
Net loss					(897,713)	(897,713)
Balance at Dec. 31, 2010	49	534	510	1,853,938	(4,878,106)	(3,023,075)
Balance, shares at Dec. 31, 2010	493,339	5,336,099	5,098,661
Net loss					(937,630)	(937,630)
Balance at Dec. 31, 2011	49	534	510	1,853,938	(5,815,736)	(3,960,705)
Balance, shares at Dec. 31, 2011	493,339	5,336,099	5,098,661
Net loss					(715,565)	(715,565)
Balance at Dec. 31, 2012	49	534	510	1,853,938	(6,531,301)	(4,676,270)
Balance, shares at Dec. 31, 2012	493,339	5,336,099	5,098,661
Issuance of warrants in connection with Bridge Notes				150,367		150,367
Net loss					(1,082,203)	(1,082,203)
Balance at Dec. 31, 2013	$ 49	$ 534	$ 510	$ 2,004,305	$ (7,613,504)	$ (5,608,106)
Balance, shares at Dec. 31, 2013	493,339	5,336,099	5,098,661